COMMITMENTS AND CONTINGENCIES (Details - Lease maturities)	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 187,871
2027	43,892
Total Future Undiscounted Lease Payments	231,763
Less imputed interest	(10,263)
Total lease obligations	$ 221,500